SCHEDULE OF SUMMARY OF WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of Warrants Outstanding, Beginning	170,000,000	20,000,000
Weighted Average Exercise Price, Beginning	$ 0.03	$ 0.05
Number of Warrants Outstanding, Granted	8,333,333	150,000,000	20,000,000
Weighted Average Exercise Price, Granted	$ 0.03	$ 0.03	$ 0.05
Number of Warrants Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants Outstanding, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Number of Warrants Outstanding, Ending	178,333,333	170,000,000	20,000,000
Weighted Average Exercise Price,Ending	$ 0.03	$ 0.03	$ 0.05
Options, exercisable, number	178,333,333	170,000,000
Outstanding Weighted Average Exercisable Price	$ 0.03	$ 0.03